Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.9%)
	Linde plc	70,100	23,587
	Ecolab Inc.	145,444	21,792
	Fastenal Co.	381,515	19,652
	CF Industries Holdings Inc.	131,517	14,229
	Albemarle Corp.	39,770	11,055
	Avery Dennison Corp.	33,106	6,400
	Valvoline Inc.	115,402	3,806
	FMC Corp.	28,209	3,685
	Southern Copper Corp.	36,590	2,233
*	MP Materials Corp.	61,439	2,043
	Chemours Co.	59,896	1,860
	Mosaic Co.	29,317	1,504
	Scotts Miracle-Gro Co.	8,744	489
	Royal Gold Inc.	3,275	368
			112,703
Consumer Discretionary (18.0%)
*	Amazon.com Inc.	5,894,104	569,017
*	Tesla Inc.	1,687,106	328,480
	Costco Wholesale Corp.	293,513	158,277
	Home Depot Inc.	397,236	128,701
	NIKE Inc. Class B	812,858	89,162
	Lowe's Cos. Inc.	366,104	77,815
	TJX Cos. Inc.	777,756	62,259
*	Booking Holdings Inc.	26,347	54,787
*	Netflix Inc.	130,937	40,005
	Dollar General Corp.	151,781	38,807
	Estee Lauder Cos. Inc. Class A	152,097	35,863
	McDonald's Corp.	119,170	32,508
*	Uber Technologies Inc.	1,084,880	31,613
*	AutoZone Inc.	11,699	30,172
*	Chipotle Mexican Grill Inc. Class A	18,492	30,086
	Marriott International Inc. Class A	181,524	30,015
	Target Corp.	169,362	28,295
*	Lululemon Athletica Inc.	74,073	28,171
	Starbucks Corp.	273,657	27,968
*	Airbnb Inc. Class A	258,947	26,449
*	Copart Inc.	282,498	18,803
	Hilton Worldwide Holdings Inc.	129,914	18,528
	Tractor Supply Co.	74,257	16,805
*	Ulta Beauty Inc.	34,032	15,819
*	Trade Desk Inc. Class A	291,285	15,188
*	Delta Air Lines Inc.	426,481	15,085

		Shares	Market Value ($000)
*	O'Reilly Automotive Inc.	16,973	14,674
*	Warner Bros Discovery Inc.	1,141,772	13,016
	Ross Stores Inc.	96,676	11,376
*	Etsy Inc.	84,935	11,219
*	Expedia Group Inc.	99,497	10,630
*	Take-Two Interactive Software Inc.	90,061	9,519
	DR Horton Inc.	109,703	9,435
*	Roblox Corp. Class A	290,195	9,220
	Darden Restaurants Inc.	58,808	8,644
	Pool Corp.	25,661	8,453
*	Burlington Stores Inc.	41,009	8,025
*	Walt Disney Co.	80,363	7,865
*	Spotify Technology SA	92,092	7,314
	Domino's Pizza Inc.	17,502	6,804
*	NVR Inc.	1,448	6,717
*	Dollar Tree Inc.	43,808	6,584
	Vail Resorts Inc.	25,181	6,485
*	Deckers Outdoor Corp.	15,281	6,095
*	Five Below Inc.	37,128	5,972
	Rollins Inc.	141,898	5,738
	Churchill Downs Inc.	24,249	5,382
*	Floor & Decor Holdings Inc. Class A	68,531	5,115
*	Aptiv plc	45,059	4,806
*	Caesars Entertainment Inc.	94,444	4,799
*	BJ's Wholesale Club Holdings Inc.	55,307	4,161
	Williams-Sonoma Inc.	35,421	4,141
*	Las Vegas Sands Corp.	82,841	3,880
	H&R Block Inc.	86,074	3,762
*	Live Nation Entertainment Inc.	51,376	3,738
	Best Buy Co. Inc.	43,046	3,672
*,1	Lucid Group Inc.	331,785	3,364
*,1	DraftKings Inc. Class A	210,285	3,222
	Polaris Inc.	27,767	3,167
*	Planet Fitness Inc. Class A	40,384	3,165
	Wyndham Hotels & Resorts Inc.	40,078	2,939
	Yum! Brands Inc.	21,898	2,817
*	IAA Inc.	74,873	2,798
	Choice Hotels International Inc.	22,269	2,744
	Wendy's Co.	116,151	2,620
	PulteGroup Inc.	58,083	2,601
*	YETI Holdings Inc.	56,314	2,528
*	SiteOne Landscape Supply Inc.	18,256	2,292
	World Wrestling Entertainment Inc. Class A	28,102	2,245
	eBay Inc.	46,803	2,127
*	Mattel Inc.	110,364	2,012
*	Lyft Inc. Class A	161,221	1,809
*	Victoria's Secret & Co.	38,683	1,779
	Toll Brothers Inc.	35,521	1,702
*	Liberty Media Corp.- Liberty SiriusXM Class C	34,533	1,514
	Travel + Leisure Co.	38,750	1,506
	Electronic Arts Inc.	11,399	1,491
*	RH	4,939	1,417
	Genuine Parts Co.	7,316	1,341
*	Leslie's Inc.	91,027	1,329
[1]	Nordstrom Inc.	62,526	1,311
*	Wayfair Inc. Class A	32,044	1,174
	Madison Square Garden Sports Corp.	6,583	1,072
*	Liberty Media Corp.-Liberty Formula One Class C	15,905	969

		Shares	Market Value ($000)
	Tapestry Inc.	22,442	848
*	CarMax Inc.	11,451	794
*	Bright Horizons Family Solutions Inc.	10,189	756
*	Wynn Resorts Ltd.	8,597	719
*	Playtika Holding Corp.	61,818	584
*	Skechers USA Inc. Class A	13,780	581
*	Six Flags Entertainment Corp.	23,927	576
*,1	Carvana Co. Class A	67,468	520
	Advance Auto Parts Inc.	3,227	487
	Nexstar Media Group Inc. Class A	2,362	448
*,1	Mister Car Wash Inc.	37,617	385
*	Norwegian Cruise Line Holdings Ltd.	19,136	315
*	Liberty Media Corp.- Liberty SiriusXM Class A	6,625	290
*	Ollie's Bargain Outlet Holdings Inc.	1,638	100
*	TripAdvisor Inc.	4,199	86
*	Driven Brands Holdings Inc.	1,713	52
			2,232,515
Consumer Staples (4.5%)
	PepsiCo Inc.	774,504	143,678
	Coca-Cola Co.	1,941,949	123,527
	Procter & Gamble Co.	675,199	100,713
	Sysco Corp.	336,749	29,132
	Colgate-Palmolive Co.	336,975	26,109
*	Monster Beverage Corp.	227,234	23,373
	Hershey Co.	83,829	19,714
	Kimberly-Clark Corp.	132,292	17,943
	AmerisourceBergen Corp.	103,132	17,604
	Clorox Co.	67,629	10,053
	Lamb Weston Holdings Inc.	95,497	8,299
	McKesson Corp.	18,961	7,237
	Kellogg Co.	92,782	6,768
	Church & Dwight Co. Inc.	73,121	5,986
	Brown-Forman Corp. Class B	72,812	5,317
*	Boston Beer Co. Inc. Class A	5,837	2,244
*	Performance Food Group Co.	30,750	1,875
	Brown-Forman Corp. Class A	16,573	1,210
*	Freshpet Inc.	16,366	1,097
*	Darling Ingredients Inc.	7,277	523
*	Olaplex Holdings Inc.	80,293	479
*	Pilgrim's Pride Corp.	16,065	420
*	Grocery Outlet Holding Corp.	3,303	100
			553,401
Energy (2.0%)
	EOG Resources Inc.	283,931	40,298
	Occidental Petroleum Corp.	447,727	31,113
*	Enphase Energy Inc.	86,773	27,819
	Hess Corp.	145,962	21,005
	Pioneer Natural Resources Co.	86,893	20,506
	Cheniere Energy Inc.	94,743	16,614
	Devon Energy Corp.	212,824	14,583
	Targa Resources Corp.	150,686	11,210
	Halliburton Co.	268,475	10,172
	Texas Pacific Land Corp.	3,804	9,862
	Diamondback Energy Inc.	65,829	9,744
	Ovintiv Inc. (XNYS)	120,753	6,733
*	Antero Resources Corp.	125,057	4,571
	Range Resources Corp.	110,353	3,186

		Shares	Market Value ($000)
*	Plug Power Inc.	167,698	2,676
	PDC Energy Inc.	33,012	2,453
	Coterra Energy Inc.	86,459	2,413
	ONEOK Inc.	32,692	2,188
*,1	ChargePoint Holdings Inc.	162,209	2,015
	New Fortress Energy Inc. Class A	31,366	1,597
	Enviva Inc.	19,315	1,096
*	Southwestern Energy Co.	50,503	349
			242,203
Financials (3.2%)
	Marsh & McLennan Cos. Inc.	296,324	51,317
	Charles Schwab Corp.	558,756	46,120
	Progressive Corp.	336,410	44,457
	Blackstone Inc.	463,889	42,460
	Aon plc Class A (XNYS)	131,200	40,446
	Moody's Corp.	99,780	29,761
	MSCI Inc. Class A	39,382	19,999
	Apollo Global Management Inc.	231,471	16,062
	Ameriprise Financial Inc.	45,788	15,199
	LPL Financial Holdings Inc.	52,609	12,453
	FactSet Research Systems Inc.	25,087	11,572
	Broadridge Financial Solutions Inc.	70,078	10,449
	Ares Management Corp. Class A	100,857	7,906
	MarketAxess Holdings Inc.	24,646	6,603
*	SVB Financial Group	24,743	5,735
*	Arch Capital Group Ltd.	77,129	4,621
	Morningstar Inc.	14,893	3,651
	Erie Indemnity Co. Class A	12,296	3,472
	Blue Owl Capital Inc. Class A	277,945	3,141
	Arthur J Gallagher & Co.	15,595	3,105
	Western Alliance Bancorp	43,835	3,005
	RenaissanceRe Holdings Ltd.	15,370	2,904
	Tradeweb Markets Inc. Class A	46,050	2,830
	Everest Re Group Ltd.	7,847	2,652
*	Markel Corp.	1,985	2,630
*	Ryan Specialty Holdings Inc.	53,805	2,167
	First Citizens BancShares Inc. Class A	2,116	1,728
	Raymond James Financial Inc.	9,870	1,154
	Lincoln National Corp.	23,103	900
	Brown & Brown Inc.	10,939	652
[1]	Rocket Cos. Inc. Class A	41,846	347
	Assurant Inc.	2,481	318
[1]	UWM Holdings Corp.	54,826	244
	Signature Bank	1,720	240
*,1	Upstart Holdings Inc.	8,877	174
*,1	Credit Acceptance Corp.	334	158
	Corebridge Financial Inc.	1,906	42
			400,674
Health Care (12.3%)
	UnitedHealth Group Inc.	563,958	308,914
	AbbVie Inc.	1,171,766	188,865
	Eli Lilly & Co.	454,777	168,759
	Amgen Inc.	297,425	85,182
	Merck & Co. Inc.	702,758	77,388
*	Intuitive Surgical Inc.	218,534	59,089
*	Vertex Pharmaceuticals Inc.	159,792	50,558
	Zoetis Inc.	312,134	48,112

		Shares	Market Value ($000)
	Humana Inc.	59,087	32,492
*	Edwards Lifesciences Corp.	409,409	31,627
*	DexCom Inc.	259,355	30,158
	Stryker Corp.	124,547	29,130
	Agilent Technologies Inc.	178,506	27,665
*	IQVIA Holdings Inc.	122,924	26,800
	Elevance Health Inc.	48,667	25,936
*	IDEXX Laboratories Inc.	55,311	23,555
	ResMed Inc.	95,480	21,979
	Thermo Fisher Scientific Inc.	31,668	17,741
*	Alnylam Pharmaceuticals Inc.	80,082	17,665
*	Veeva Systems Inc. Class A	92,426	17,594
	Abbott Laboratories	150,200	16,158
*	Horizon Therapeutics plc	137,923	13,832
*	Insulet Corp.	45,542	13,634
	West Pharmaceutical Services Inc.	49,032	11,506
*	ABIOMED Inc.	29,542	11,161
*	Seagen Inc.	89,574	10,873
	Cigna Corp.	31,557	10,379
*	Molina Healthcare Inc.	29,467	9,924
	Bio-Techne Corp.	102,173	8,684
*	Incyte Corp.	104,556	8,330
*	Avantor Inc.	372,890	8,308
*	Neurocrine Biosciences Inc.	62,968	8,001
	Danaher Corp.	29,227	7,991
*	Align Technology Inc.	39,190	7,707
*	Regeneron Pharmaceuticals Inc.	9,973	7,497
*	Charles River Laboratories International Inc.	31,331	7,161
*	Sarepta Therapeutics Inc.	56,276	6,911
*	Novocure Ltd.	68,126	5,235
*	Penumbra Inc.	23,921	5,012
	Bruker Corp.	72,823	4,909
*	Repligen Corp.	25,942	4,639
*	Guardant Health Inc.	68,004	3,559
*	Ionis Pharmaceuticals Inc.	86,248	3,518
*	Masimo Corp.	23,679	3,432
*	Exelixis Inc.	184,125	3,145
	Baxter International Inc.	52,839	2,987
*	DaVita Inc.	37,253	2,747
*	Natera Inc.	59,128	2,431
*	Moderna Inc.	13,701	2,410
	HCA Healthcare Inc.	9,097	2,185
*	10X Genomics Inc. Class A	54,190	2,095
*	agilon health Inc.	114,388	2,009
	Chemed Corp.	3,535	1,838
*	Catalent Inc.	36,342	1,822
*	Tandem Diabetes Care Inc.	39,023	1,641
*	Ultragenyx Pharmaceutical Inc.	33,516	1,217
*	Doximity Inc. Class A	32,799	1,115
*	Maravai LifeSciences Holdings Inc. Class A	71,338	1,061
*	Exact Sciences Corp.	21,612	971
*	Novavax Inc.	50,012	825
*	Certara Inc.	48,452	823
*	Sotera Health Co.	64,251	536
*	ICU Medical Inc.	2,767	441
*	Syneos Health Inc.	10,849	383
*	Teladoc Health Inc.	9,526	272
*	Ginkgo Bioworks Holdings Inc.	106,471	212

		Shares	Market Value ($000)
*	Globus Medical Inc. Class A	2,747	203
*	Signify Health Inc. Class A	2,095	60
			1,520,999
Industrials (13.7%)
	Visa Inc. Class A	1,091,559	236,868
	Mastercard Inc. Class A	570,882	203,462
	Accenture plc Class A	420,059	126,408
	Union Pacific Corp.	416,276	90,511
	United Parcel Service Inc. Class B (XNYS)	434,818	82,498
	Deere & Co.	185,881	81,974
	Lockheed Martin Corp.	157,291	76,316
	Caterpillar Inc.	304,895	72,080
	Automatic Data Processing Inc.	253,919	67,070
	Illinois Tool Works Inc.	184,537	41,977
	Sherwin-Williams Co.	158,411	39,473
	Honeywell International Inc.	131,306	28,828
	Paychex Inc.	213,824	26,521
	Cintas Corp.	53,350	24,636
*	Mettler-Toledo International Inc.	14,859	21,836
*	Boeing Co.	113,154	20,241
	Old Dominion Freight Line Inc.	66,376	20,086
*	Keysight Technologies Inc.	110,005	19,899
	Verisk Analytics Inc. Class A	102,696	18,866
*	PayPal Holdings Inc.	236,759	18,564
	WW Grainger Inc.	30,143	18,178
	Trane Technologies plc	90,250	16,102
	Rockwell Automation Inc.	51,969	13,731
*	Waters Corp.	39,555	13,710
	Emerson Electric Co.	125,117	11,982
	CSX Corp.	357,720	11,694
	PPG Industries Inc.	83,114	11,239
*	Fair Isaac Corp.	16,233	10,060
*	FleetCor Technologies Inc.	48,230	9,463
	Booz Allen Hamilton Holding Corp. Class A	86,960	9,253
	Jack Henry & Associates Inc.	47,912	9,072
	JB Hunt Transport Services Inc.	48,946	9,001
	TransDigm Group Inc.	13,296	8,357
	Equifax Inc.	40,320	7,958
	Vulcan Materials Co.	42,450	7,782
	Toro Co.	69,316	7,693
	Quanta Services Inc.	51,062	7,653
*	United Rentals Inc.	21,418	7,561
	Carlisle Cos. Inc.	28,693	7,549
*	Axon Enterprise Inc.	34,499	6,349
	HEICO Corp. Class A	48,636	6,166
	Northrop Grumman Corp.	11,281	6,016
	TransUnion	93,290	5,885
*	Paylocity Holding Corp.	26,500	5,773
	Parker-Hannifin Corp.	18,919	5,656
	Lincoln Electric Holdings Inc.	37,946	5,611
	Crown Holdings Inc.	67,444	5,545
	Graco Inc.	76,077	5,323
	Cognex Corp.	106,164	5,285
	Sealed Air Corp.	97,540	5,192
	Allegion plc	45,637	5,187
	Robert Half International Inc.	63,475	5,001
	HEICO Corp.	28,063	4,555
	Ball Corp.	80,326	4,505

		Shares	Market Value ($000)
*	Generac Holdings Inc.	41,754	4,406
	Advanced Drainage Systems Inc.	42,276	4,112
	American Express Co.	25,095	3,955
	Expeditors International of Washington Inc.	32,981	3,828
*	Zebra Technologies Corp. Class A	14,161	3,827
	Landstar System Inc.	21,513	3,721
*	Fiserv Inc.	35,552	3,710
	Graphic Packaging Holding Co.	157,304	3,615
*	WEX Inc.	21,343	3,610
*	WillScot Mobile Mini Holdings Corp.	74,532	3,593
	General Electric Co.	41,452	3,564
*	Trex Co. Inc.	74,114	3,401
	Watsco Inc.	11,567	3,111
	Genpact Ltd.	62,204	2,868
*	TopBuild Corp.	18,341	2,826
	Eagle Materials Inc.	20,552	2,802
	Otis Worldwide Corp.	33,426	2,610
	Allison Transmission Holdings Inc.	52,215	2,339
	Berry Global Group Inc.	39,465	2,313
	Tetra Tech Inc.	14,551	2,249
	CH Robinson Worldwide Inc.	21,851	2,190
*	Euronet Worldwide Inc.	23,256	2,162
	IDEX Corp.	8,702	2,067
	Nordson Corp.	8,706	2,059
*	WESCO International Inc.	15,424	1,989
	Fortune Brands Home & Security Inc.	29,399	1,921
	Xylem Inc.	16,268	1,828
	Spirit AeroSystems Holdings Inc. Class A	64,063	1,679
*	FTI Consulting Inc.	9,053	1,565
*	Shift4 Payments Inc. Class A	32,678	1,514
	BWX Technologies Inc.	23,285	1,418
	A O Smith Corp.	22,048	1,339
	Martin Marietta Materials Inc.	3,649	1,337
	Armstrong World Industries Inc.	17,185	1,313
	MSA Safety Inc.	9,113	1,285
	Huntington Ingalls Industries Inc.	5,500	1,276
	Vontier Corp.	63,818	1,253
	Western Union Co.	82,848	1,215
*	Axalta Coating Systems Ltd.	34,205	918
	Howmet Aerospace Inc.	23,843	898
	Donaldson Co. Inc.	13,933	849
	AGCO Corp.	5,383	714
	Valmont Industries Inc.	1,932	654
	Brunswick Corp.	8,427	625
	RPM International Inc.	4,626	479
	Masco Corp.	8,568	435
*	GXO Logistics Inc.	8,523	399
*	Middleby Corp.	2,676	386
	AECOM	4,415	375
*	Core & Main Inc. Class A	15,878	330
	Louisiana-Pacific Corp.	3,808	243
*	XPO Logistics Inc.	3,999	154
	Ardagh Metal Packaging SA	31,392	140
*	RXO Inc.	3,999	76
			1,701,746
Real Estate (1.6%)
	American Tower Corp.	235,884	52,189
	Crown Castle Inc.	286,055	40,457

		Shares	Market Value ($000)
	Equinix Inc.	45,513	31,434
	Public Storage	82,166	24,482
	Simon Property Group Inc.	104,514	12,483
*	CBRE Group Inc. Class A	104,515	8,320
	Iron Mountain Inc.	142,414	7,737
	Lamar Advertising Co. Class A	50,532	5,060
	SBA Communications Corp. Class A	16,239	4,860
	Equity LifeStyle Properties Inc.	72,647	4,825
*	CoStar Group Inc.	37,829	3,066
	Extra Space Storage Inc.	10,479	1,684
	Camden Property Trust	5,592	673
*	Zillow Group Inc. Class A	9,860	369
	Apartment Income REIT Corp.	7,257	276
*	Opendoor Technologies Inc.	79,556	147
			198,062
Technology (42.8%)
	Apple Inc.	10,138,465	1,500,797
	Microsoft Corp.	4,961,540	1,265,887
*	Alphabet Inc. Class A	3,468,332	350,267
*	Alphabet Inc. Class C	3,119,278	316,451
	NVIDIA Corp.	1,596,339	270,148
	Broadcom Inc.	261,884	144,306
*	Adobe Inc.	312,885	107,923
	QUALCOMM Inc.	743,376	94,030
	Texas Instruments Inc.	418,774	75,572
	Intuit Inc.	182,904	74,550
*	Advanced Micro Devices Inc.	843,581	65,487
	Applied Materials Inc.	575,546	63,080
	International Business Machines Corp.	398,921	59,399
	Oracle Corp.	688,565	57,172
*	ServiceNow Inc.	132,698	55,242
	Lam Research Corp.	90,686	42,838
*	Meta Platforms Inc. Class A	323,817	38,243
	KLA Corp.	93,903	36,918
*	Synopsys Inc.	100,934	34,271
*	Palo Alto Networks Inc.	194,908	33,115
*	Cadence Design Systems Inc.	180,721	31,091
*	Autodesk Inc.	144,328	29,147
*	Snowflake Inc. Class A	190,173	27,176
	Microchip Technology Inc.	304,586	24,120
	Amphenol Corp. Class A	292,770	23,547
*	Fortinet Inc.	427,881	22,746
*	Workday Inc. Class A	131,021	21,998
*	Salesforce Inc.	136,187	21,824
*	Gartner Inc.	50,823	17,807
	CDW Corp.	89,374	16,860
*	Crowdstrike Holdings Inc. Class A	139,497	16,412
*	ON Semiconductor Corp.	179,712	13,514
*	EPAM Systems Inc.	36,288	13,375
*	Datadog Inc. Class A	176,216	13,354
	Analog Devices Inc.	69,698	11,982
*	Atlassian Corp Ltd. Class A	90,884	11,956
*	Paycom Software Inc.	34,056	11,548
	Monolithic Power Systems Inc.	29,985	11,453
	NetApp Inc.	145,236	9,819
	HP Inc.	313,106	9,406
*	HubSpot Inc.	30,048	9,105
*	Cloudflare Inc. Class A	184,762	9,079

		Shares	Market Value ($000)
*	Palantir Technologies Inc. Class A	1,202,861	9,021
	Teradyne Inc.	96,271	8,997
*	Match Group Inc.	175,787	8,888
*	PTC Inc.	69,740	8,872
*	DoorDash Inc. Class A	146,223	8,517
*	Splunk Inc.	106,071	8,240
*	VMware Inc. Class A	67,801	8,237
*	Tyler Technologies Inc.	23,929	8,201
	Micron Technology Inc.	137,598	7,933
*	ANSYS Inc.	30,219	7,685
	Entegris Inc.	97,788	7,558
*	Zscaler Inc.	55,328	7,384
*	Lattice Semiconductor Corp.	90,842	6,616
*	MongoDB Inc. Class A	43,296	6,611
*	Zoom Video Communications Inc. Class A	83,772	6,319
*	DocuSign Inc. Class A	130,391	6,137
*	Pure Storage Inc. Class A	187,235	5,465
	Jabil Inc.	73,252	5,288
*	ZoomInfo Technologies Inc. Class A	180,978	5,176
*	Dynatrace Inc.	132,016	5,116
*	Globant SA	26,646	4,993
	Bentley Systems Inc. Class B	112,491	4,456
*	Unity Software Inc.	109,974	4,345
*	Aspen Technology Inc.	17,682	4,076
*	Dropbox Inc. Class A	170,285	4,012
*	Manhattan Associates Inc.	25,940	3,267
	Universal Display Corp.	28,564	3,217
*	Elastic NV	51,977	3,180
	Gen Digital Inc.	137,112	3,148
	KBR Inc.	60,537	3,128
*	Toast Inc. Class A	166,987	3,066
*	Five9 Inc.	45,466	2,915
*	Wix.com Ltd.	28,142	2,547
*	Smartsheet Inc. Class A	81,324	2,500
*	RingCentral Inc. Class A	55,540	2,058
*	AppLovin Corp. Class A	142,652	2,056
*	Twilio Inc. Class A	41,902	2,054
*	Nutanix Inc. Class A	72,508	2,049
	Switch Inc. Class A	59,740	2,046
*	Pinterest Inc. Class A	80,196	2,039
*	New Relic Inc.	33,764	1,900
*	Confluent Inc. Class A	80,251	1,848
*	Alteryx Inc. Class A	38,760	1,738
*	Coupa Software Inc.	26,804	1,695
*	Procore Technologies Inc.	32,437	1,588
*	Teradata Corp.	38,790	1,325
*	Allegro MicroSystems Inc.	42,510	1,324
*	VeriSign Inc.	6,524	1,304
*	SentinelOne Inc. Class A	83,749	1,214
*	GoDaddy Inc. Class A	14,390	1,139
*	Ceridian HCM Holding Inc.	16,623	1,138
	Dell Technologies Inc. Class C	25,417	1,138
*	DoubleVerify Holdings Inc.	41,936	1,099
	Corning Inc.	29,747	1,015
	Pegasystems Inc.	26,392	957
*	Jamf Holding Corp.	35,314	751
*	Okta Inc.	13,689	730
*	GLOBALFOUNDRIES Inc.	9,826	632

		Shares	Market Value ($000)
*	Black Knight Inc.	9,016	559
*	Thoughtworks Holding Inc.	55,261	504
*	Coherent Corp.	13,702	502
	Vertiv Holdings Co. Class A	31,531	437
	National Instruments Corp.	10,340	424
*	CCC Intelligent Solutions Holdings Inc.	41,862	385
*	UiPath Inc. Class A	22,584	282
*	nCino Inc.	8,806	230
*	Arrow Electronics Inc.	1,702	185
*	Definitive Healthcare Corp. Class A	10,138	115
*	NCR Corp.	3,387	81
*	Informatica Inc. Class A	3,153	54
			5,296,721
Telecommunications (0.5%)
*	Charter Communications Inc. Class A	73,419	28,728
*	Arista Networks Inc.	163,287	22,746
*	Liberty Broadband Corp. Class C	39,023	3,546
	Cable One Inc.	2,501	1,811
*	Roku Inc.	22,478	1,335
*	Liberty Broadband Corp. Class A	4,733	427
	Ubiquiti Inc.	950	285
			58,878
Utilities (0.4%)
	Waste Management Inc.	257,939	43,262
	Vistra Corp.	158,875	3,865
	AES Corp.	78,130	2,259
	Republic Services Inc. Class A	8,538	1,189
	National Fuel Gas Co.	3,921	260
			50,835
Total Common Stocks (Cost $9,625,820)			12,368,737
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $11,239)	112,421	11,241
Total Investments (100.0%) (Cost $9,637,059)			12,379,978
Other Assets and Liabilities—Net (0.0%)			(2,366)
Net Assets (100%)			12,377,612
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,140,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,023,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	44	8,979	333
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.